Related Party (Tables)	9 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Related Party Transactions

Key management compensation is comprised of the following:

	Three months ended June 30,		Nine months ended June 30,
	2025	2024	2025	2024
Short-term employee benefits	4,764	3,978	14,254	12,116
Long-term employee benefits	105	315	329	315
Post-employment benefits	166	178	608	648
Termination benefits	—	(79)	476	(79)
Share-based compensation	38	46	281	3,170
Total	5,073	4,438	15,948	16,170